CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Revenue:
Oil and gas sales		$ 503,153
Operating expenses:
Lease operating costs		281,103
Selling, general and administrative expense	717,130	3,729,525
Impairment of goodwill		6,820,003
Impairment of oil and gas properties		180,262
Depreciation, depletion, amortization and accretion	662	131,332
Loss on settlement of payable		139,874
Total operating expenses	717,792	11,282,099
Gain on sale of equity method investments		64,168
Loss from equity method investments	(25,875)	(357,612)
Operating Loss	(743,667)	(11,072,390)
Other income (expense):
Interest expense	(12,912)	(986,248)
Interest income		36,359
Other expense	(7,098)
Gain on debt extinguishment		9,268
Total other expense	(20,010)	(940,621)
Net loss	$ (763,677)	$ (12,013,011)
Net loss per common share:
Basic and diluted	$ (0.19)	$ (1.94)
Weighted average common shares outstanding-
Basic and diluted	4,024,469	6,205,024